Pensions and other postretirement benefits (Details 5) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pensions [Member]
Amounts recognized in Accumulated Other Comprehensive Loss Before Tax [Line Items]
Net actuarial gain (loss)	(1,515)	(3,264)
Prior service cost	(22)	(26)
Other postretirement benefits [Member]
Amounts recognized in Accumulated Other Comprehensive Loss Before Tax [Line Items]
Net actuarial gain (loss)	27	6
Prior service cost	(5)	(6)